Note 13 - Redeemable Preferred Stock (Details Textual) - USD ($) $ / shares in Units, $ in Millions	Jan. 25, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity, Par or Stated Value Per Share (in dollars per share)			$ 0.0001	$ 0.0001
Conversion of Stock, Shares Issued (in shares)	2,140,340
Series X Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share (in dollars per share)	$ 0.0001
Temporary Equity, Dividend Rate, Percentage	7.00%
Conversion of Stock, Shares Converted (in shares)	2,033,230
Conversion of Stock, Amount Converted	$ 21.4
Preferred Stock, Convertible, Conversion Price (in dollars per share)	$ 10
Temporary Equity, Shares Issued (in shares)		0	0
Temporary Equity, Shares Outstanding (in shares)		0	0